Schedule of Number of Restricted Stock Units (Detail) (Restricted Stock Units (RSUs))	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year	320,122	360,928	351,659
Granted	72,900	64,599	102,120
Shares issued	(172,212)	(84,294)	(83,243)
Cancelled/Forfeited/Expired	(9,192)	(21,111)	(9,608)
Outstanding at end of year	211,618	320,122	360,928